Post Balance Sheet Events - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Applicable Tax Rate	25.00%	19.00%	19.00%	19.00%
UK Tax Reform [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in deferred tax assets		£ 350